Schedule of aging accounts receivable (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Financing Receivable, Past Due [Line Items]
Total accounts receivables	$ 3,057,142	$ 5,612,914
1-30 Days [Member]
Financing Receivable, Past Due [Line Items]
Total accounts receivables	2,738,517	5,481,279
31-60 Days [Member]
Financing Receivable, Past Due [Line Items]
Total accounts receivables	82,971	25,670
61-90 Days [Member]
Financing Receivable, Past Due [Line Items]
Total accounts receivables	45,669	21,986
91+ Days [Member]
Financing Receivable, Past Due [Line Items]
Total accounts receivables	$ 189,985	$ 83,979